Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30
(Call 12/30/29)	$352	$398,284
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	322	313,274
4.20%, 06/01/30 (Call 03/01/30)	292	319,667
		1,031,225
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	290	284,351
5.15%, 05/01/30 (Call 02/01/30)(a)	1,470	1,656,808
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)(a)	470	508,032
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	160	152,405
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)(a)	382	428,554
Raytheon Technologies Corp., 2.25%, 07/01/30
(Call 04/01/30)(a)	400	385,244
		3,415,394
Agriculture — 1.1%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	360	361,991
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	191	202,047
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)(a)	470	514,495
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	304	280,185
2.10%, 05/01/30 (Call 02/01/30)	327	312,259
		1,670,977
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	227	220,390
United Airlines Pass Through Trust, Series 2018-1, Class AA,
3.50%, 09/01/31	4	4,456
		224,846
Apparel — 0.8%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	638	656,598
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	300	303,891
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	225	227,153
		1,187,642
Auto Manufacturers — 1.0%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	350	322,630
General Motors Financial Co. Inc., 3.60%, 06/21/30
(Call 03/21/30)	475	487,735
Toyota Motor Credit Corp.
2.15%, 02/13/30	314	307,509
3.38%, 04/01/30	410	436,240
		1,554,114
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)(a)	175	180,814
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	161	158,311
		339,125
Banks — 7.1%
Banco Santander SA
2.75%, 12/03/30	555	522,849
3.49%, 05/28/30	340	348,823
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	190	212,836
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	202	196,938
3.25%, 04/30/30 (Call 01/30/30)	350	359,418
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	325	319,546
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	197	231,059
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	$741	$727,165
3.80%, 03/15/30 (Call 12/15/29)	899	955,988
HSBC Holdings PLC, 4.95%, 03/31/30	945	1,076,941
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 11/04/29)(a)	425	419,845
JPMorgan Chase & Co., 8.75%, 09/01/30	40	58,626
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	265	250,088
2.56%, 02/25/30	497	488,427
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	380	365,666
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30
(Call 10/24/29)	720	719,150
State Street Corp., 2.40%, 01/24/30	309	308,033
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	460	435,937
2.14%, 09/23/30	320	297,482
2.75%, 01/15/30	402	400,505
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	230	235,074
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	612	592,245
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)(a)	221	211,261
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)(a)	535	487,428
Westpac Banking Corp., 2.65%, 01/16/30	266	269,493
		10,490,823
Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30
(Call 03/01/30)	685	727,210
Coca-Cola Co. (The)
1.65%, 06/01/30(a)	512	481,239
3.45%, 03/25/30	487	523,145
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	157	155,924
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	247	246,447
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	367	351,601
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	438	450,851
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	270	254,834
2.75%, 03/19/30 (Call 12/19/29)	462	473,628
		3,664,879
Biotechnology — 1.5%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	460	452,737
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	555	522,965
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)(a)	445	412,203
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	570	518,170
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)	333	309,494
		2,215,569
Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	667	659,296
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	155	144,682
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30
(Call 12/15/29)	110	107,865
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	246	228,325
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	200	212,504
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	415	435,364
		1,788,036

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30
(Call 02/15/30)	$328	$319,420
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)(a)	395	374,527
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	289	338,182
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)(a)	135	132,219
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	252	228,133
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)	230	219,979
3.38%, 05/01/30 (Call 02/01/30)(a)	180	185,222
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	250	255,577
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	110	108,955
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	287	279,357
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)	179	184,411
		2,625,982
Commercial Services — 1.8%
Automatic Data Processing Inc., 1.25%, 09/01/30
(Call 06/01/30)	247	225,617
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	330	340,405
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	28	27,678
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	245	246,891
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	490	482,625
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	275	270,067
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	275	270,595
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	339	346,760
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)(a)	277	250,040
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	173	164,227
		2,624,905
Computers — 2.3%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	245	233,931
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	418	380,932
1.65%, 05/11/30 (Call 02/11/30)	637	600,876
Dell International LLC/EMC Corp., 6.20%, 07/15/30
(Call 04/15/30)	350	425,001
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	420	429,740
International Business Machines Corp., 1.95%, 05/15/30
(Call 02/15/30)(a)	587	556,505
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	320	344,458
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	275	270,006
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	180	173,759
		3,415,208
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30
(Call 01/15/30)	200	201,958
Procter & Gamble Co. (The)
1.20%, 10/29/30	212	194,650
3.00%, 03/25/30	569	598,508
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	155	141,063
		1,136,179
Diversified Financial Services — 3.5%
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	260	266,113
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	250	243,772
3.13%, 12/01/30 (Call 09/01/30)	280	273,882
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	430	471,151
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	128	117,253
Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The), 4.63%, 03/22/30
(Call 12/22/29)	$187	$215,362
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	319	291,489
Intercontinental Exchange Inc., 2.10%, 06/15/30
(Call 03/15/30)	630	602,828
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	392	423,615
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	615	657,841
Nomura Holdings Inc.
2.68%, 07/16/30	420	406,342
3.10%, 01/16/30	260	260,861
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	316	355,614
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	165	176,311
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	513	501,760
		5,264,194
Electric — 7.1%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	267	249,757
Alabama Power Co., Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)	186	170,084
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	111	101,893
American Electric Power Co. Inc., 2.30%, 03/01/30
(Call 12/01/29)	184	176,410
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)	391	422,132
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	163	157,010
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	175	176,412
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	205	199,004
Consolidated Edison Co. of New York Inc., Series 20A,
3.35%, 04/01/30 (Call 01/01/30)	377	395,797
Dominion Energy Inc., Series C, 3.38%, 04/01/30
(Call 01/01/30)(a)	654	679,408
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	215	210,031
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	75	75,405
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	222	219,318
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	407	394,412
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	152	142,302
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	140	134,060
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	370	365,371
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	88	80,546
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	142	138,153
Eversource Energy, Series R, 1.65%, 08/15/30
(Call 05/15/30)	305	278,325
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	485	525,124
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	127	122,240
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	190	202,483
National Rural Utilities Cooperative Finance Corp., 2.40%,
03/15/30 (Call 12/15/29)	135	132,959
Nevada Power Co., Series DD, 2.40%, 05/01/30
(Call 02/01/30)	128	126,323
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30
(Call 03/01/30)	635	611,886
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	37	40,671
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	152	152,265
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	170	175,996
3.30%, 03/15/30 (Call 09/15/29)	101	105,037
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30
(Call 02/15/30)(a)	145	147,192

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	$1,033	$1,076,324
PacifiCorp., 2.70%, 09/15/30 (Call 06/15/30)(a)	132	132,594
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	24	26,513
Public Service Electric & Gas Co., 2.45%, 01/15/30
(Call 10/15/29)	135	135,149
Public Service Enterprise Group Inc., 1.60%, 08/15/30
(Call 05/15/30)	247	223,626
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	220	231,658
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30
(Call 07/01/30)	407	376,719
Southern California Edison Co., 2.25%, 06/01/30
(Call 03/01/30)	205	196,265
Southern Co. (The), Series A, 3.70%, 04/30/30
(Call 01/30/30)	460	485,843
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	220	201,271
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	77	79,094
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	112	103,173
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	199	208,771
		10,585,006
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	220	206,149
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	170	162,470
		368,619
Electronics — 0.9%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	220	207,308
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	270	270,456
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	240	265,911
Honeywell International Inc., 1.95%, 06/01/30
(Call 03/01/30)(a)	350	336,735
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	180	187,119
		1,267,529
Environmental Control — 0.2%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	212	206,590
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	121	119,136
		325,726
Food — 2.5%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	220	212,892
Conagra Brands Inc., 8.25%, 09/15/30	160	220,190
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)(a)	420	426,199
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)(a)	125	118,694
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	308	292,813
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	193	193,400
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	350	340,312
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	222	212,039
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	216	208,103
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	225	220,741
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	439	440,356
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	285	277,929
5.95%, 04/01/30 (Call 01/01/30)(a)	410	497,596
		3,661,264
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	325	346,463

Gas — 0.8%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30
(Call 07/01/30)	187	172,758
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	462	485,525
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	62	58,755
Security	Par (000)	Value

Gas (continued)
Southern California Gas Co., Series XX, 2.55%, 02/01/30
(Call 11/01/29)	$246	$244,972
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	162	153,500
		1,115,510
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	290	285,838

Health Care - Products — 1.3%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	250	233,642
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)(a)	142	154,323
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	486	479,721
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	360	370,454
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	385	356,175
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	347	327,700
		1,922,015
Health Care - Services — 1.9%
Advocate Health & Hospitals Corp., Series 2020, 2.21%,
06/15/30 (Call 03/15/30)	105	102,094
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	589	564,880
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	170	168,781
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30
(Call 05/15/30)	118	110,858
Bon Secours Mercy Health Inc., 3.46%, 06/01/30
(Call 12/01/29)(a)	70	74,167
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	167	167,633
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	176	200,390
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	320	322,432
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	122	128,822
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	180	174,272
UnitedHealth Group Inc., 2.00%, 05/15/30(a)	557	532,392
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)(b)	310	296,552
		2,843,273
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)(a)	110	113,704
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	315	317,655
		431,359
Household Products & Wares — 0.7%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	285	279,303
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	370	348,814
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	402	421,344
		1,049,461
Insurance — 5.3%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	422	454,072
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	120	126,486
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	329	301,423
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)	120	139,110
American International Group Inc., 3.40%, 06/30/30
(Call 03/30/30)	610	640,067
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	525	525,661
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	160	165,597
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	190	226,756
AXA SA, 8.60%, 12/15/30	230	322,872
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	175	162,041
1.85%, 03/12/30 (Call 12/12/29)	297	285,251
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	325	376,642

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	$275	$250,299
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	205	192,956
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30
(Call 01/29/30)(a)	205	223,950
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)	375	384,821
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	155	164,753
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	147	140,044
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	107	103,716
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	190	179,609
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	139	141,345
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	246	255,594
Marsh & McLennan Companies Inc., 2.25%, 11/15/30
(Call 08/15/30)	371	358,204
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	409	468,432
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/15/30)	399	383,842
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	115	121,310
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)(a)	117	114,190
Prudential PLC, 3.13%, 04/14/30	375	390,840
Reinsurance Group of America Inc., 3.15%, 06/15/30
(Call 03/15/30)(a)	245	249,197
		7,849,080
Internet — 2.1%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	437	398,644
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	540	506,817
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	130	134,078
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	608	694,543
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	427	423,225
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	482	480,699
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	120	122,922
Tencent Music Entertainment Group, 2.00%, 09/03/30
(Call 06/03/30)	185	169,092
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	170	163,214
		3,093,234
Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	162	161,449
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	180	170,264
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	299	310,502
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	540	547,015
		1,189,230
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	212	248,275
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30
(Call 03/15/30)	475	520,158
Sands China Ltd., 4.38%, 06/18/30 (Call 03/18/30)(a)	30	29,341
		797,774
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	356	362,259
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	233	244,557
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	265	266,094
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	180	182,538
John Deere Capital Corp., 2.45%, 01/09/30	87	87,299
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	225	228,085
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	636	628,947
		1,999,779
Security	Par (000)	Value

Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)(a)	$302	$315,940
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	300	296,658
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	170	170,670
		783,268
Media — 2.6%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	561	562,840
3.40%, 04/01/30 (Call 01/01/30)	534	564,262
4.25%, 10/15/30 (Call 07/15/30)	559	624,286
Discovery Communications LLC, 3.63%, 05/15/30
(Call 02/15/30)	495	510,290
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	405	420,054
ViacomCBS Inc., 7.88%, 07/30/30	370	495,404
Walt Disney Co. (The), 3.80%, 03/22/30	568	616,962
		3,794,098
Mining — 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)(a)	250	245,098
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	20	20,377
4.63%, 08/01/30 (Call 08/01/25)(a)	30	31,202
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)(a)	512	485,514
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	60	62,734
		844,925
Oil & Gas — 4.0%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	360	334,213
3.63%, 04/06/30 (Call 01/06/30)(a)	557	592,887
Canadian Natural Resources Ltd., 2.95%, 07/15/30
(Call 04/15/30)	260	258,365
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	606	596,486
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	232	245,994
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	445	499,722
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	694	698,705
3.48%, 03/19/30 (Call 12/19/29)	590	629,902
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	217	227,770
Ovintiv Inc., 8.13%, 09/15/30	20	26,198
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	395	369,598
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	295	271,872
Shell International Finance BV, 2.75%, 04/06/30
(Call 01/06/30)(a)	620	628,810
Tosco Corp., 8.13%, 02/15/30	30	41,028
TotalEnergies Capital International SA, 2.83%, 01/10/30
(Call 10/10/29)	490	500,030
		5,921,580
Oil & Gas Services — 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
4.49%, 05/01/30 (Call 02/01/30)	265	296,524
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	494	496,228
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	411	408,316
		1,201,068
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.63%, 06/19/30
(Call 03/19/30)	190	187,066
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	235	238,901

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock MWV LLC, 8.20%, 01/15/30(a)	$100	$134,947
		560,914
Pharmaceuticals — 4.8%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	175	174,475
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	550	502,667
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)(a)	430	431,462
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	505	463,979
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	637	615,094
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	470	432,424
3.75%, 04/01/30 (Call 01/01/30)	535	568,919
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)(a)	654	608,168
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	437	404,806
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	455	446,532
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	414	391,979
2.63%, 04/01/30 (Call 01/01/30)	378	384,747
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30
(Call 12/31/29)	897	842,660
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	538	519,143
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	380	361,270
		7,148,325
Pipelines — 3.1%
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	530	545,593
Enterprise Products Operating LLC, 2.80%, 01/31/30
(Call 10/31/29)	437	439,880
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)	267	272,105
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	583	562,922
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	361	356,007
Plains All American Pipeline LP/PAA Finance Corp., 3.80%,
09/15/30 (Call 06/15/30)	335	342,524
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)	735	806,780
TransCanada PipeLines Ltd., 4.10%, 04/15/30
(Call 01/15/30)	509	549,348
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30
(Call 02/15/30)	280	286,992
Williams Companies Inc. (The), 3.50%, 11/15/30
(Call 08/15/30)(a)	376	390,265
		4,552,416
Real Estate Investment Trusts — 7.0%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	185	182,601
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	155	177,043
4.90%, 12/15/30 (Call 09/15/30)(a)	275	320,741
American Campus Communities Operating Partnership LP,
2.85%, 02/01/30 (Call 11/01/29)	170	168,625
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	399	363,465
2.10%, 06/15/30 (Call 03/15/30)	258	240,265
2.90%, 01/15/30 (Call 10/15/29)	345	341,926
AvalonBay Communities Inc., 2.30%, 03/01/30
(Call 12/01/29)	319	313,402
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	298	296,838
Brixmor Operating Partnership LP, 4.05%, 07/01/30
(Call 04/01/30)	385	409,309
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	244	247,267
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 3.30%, 07/01/30
(Call 04/01/30)	$420	$427,442
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	162	164,401
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30
(Call 08/01/30)	175	171,831
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	239	222,277
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	407	381,562
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	278	277,664
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	175	178,381
Federal Realty Investment Trust, 3.50%, 06/01/30
(Call 03/01/30)(a)	275	286,308
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30
(Call 10/15/29)	291	300,268
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	97	93,730
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	256	260,344
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	336	342,038
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	165	166,124
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)	155	154,092
Hudson Pacific Properties LP, 3.25%, 01/15/30
(Call 10/15/29)	97	98,362
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	150	150,238
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	133	131,447
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	162	175,943
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	255	246,753
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	210	199,326
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	55	55,399
National Retail Properties Inc., 2.50%, 04/15/30
(Call 01/15/30)	105	103,056
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	90	89,780
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	305	274,808
2.25%, 04/15/30 (Call 01/15/30)	385	374,894
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	120	126,754
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	130	120,444
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	416	411,732
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	185	188,931
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	140	134,922
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	252	257,735
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	190	192,419
4.75%, 11/15/30 (Call 08/15/30)	90	102,402
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	207	211,036
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	305	329,983
		10,464,308
Retail — 4.7%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	259	275,314
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	283	314,099
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	293	317,671
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	255	237,382
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	519	487,481
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	524	547,832
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	235	214,865
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	731	742,952
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	465	426,693
4.50%, 04/15/30 (Call 01/15/30)	358	403,337

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	$284	$275,011
3.60%, 07/01/30 (Call 04/01/30)	416	446,168
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	245	268,807
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	301	291,037
2.55%, 11/15/30 (Call 08/15/30)(a)	515	507,532
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	406	404,279
2.65%, 09/15/30 (Call 06/15/30)	137	139,526
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	258	281,891
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	292	265,168
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(a)	65	66,834
Walmart Inc., 7.55%, 02/15/30	50	69,282
		6,983,161
Semiconductors — 3.7%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	257	244,672
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	795	845,800
5.00%, 04/15/30 (Call 01/15/30)	525	589,318
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	628	690,769
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	412	392,871
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	437	484,030
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	514	527,678
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30
(Call 02/01/30)(a)(b)	504	519,448
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	552	538,194
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	458	436,730
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	310	301,329
		5,570,839
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	210	227,865

Software — 2.9%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)(a)	394	356,621
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	503	496,823
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	222	223,470
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)(a)	352	352,215
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	470	460,562
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	142	132,246
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)(a)	848	830,379
3.25%, 05/15/30 (Call 02/15/30)(a)	310	309,675
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	300	279,237
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	535	477,776
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	373	418,062
		4,337,066
Telecommunications — 7.2%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	249	250,638
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	1,270	1,395,590
British Telecommunications PLC, 9.63%, 12/15/30	920	1,317,937
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	1,263	1,779,984
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	166	151,903
Koninklijke KPN NV, 8.38%, 10/01/30	159	220,560
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	$410	$383,416
Telefonica Europe BV, 8.25%, 09/15/30	415	571,571
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	2,417	2,538,648
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	416	376,630
1.68%, 10/30/30 (Call 07/30/30)	504	460,903
3.15%, 03/22/30 (Call 12/22/29)	716	735,905
7.75%, 12/01/30	140	193,383
Vodafone Group PLC, 7.88%, 02/15/30	225	304,670
		10,681,738
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	35	36,558

Transportation — 1.0%
Canadian Pacific Railway Co., 2.05%, 03/05/30
(Call 12/05/29)(a)	154	147,980
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	226	222,999
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)(a)	352	388,745
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	291	288,442
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	388	444,920
		1,493,086
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	200	214,510

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30
(Call 02/01/30)	207	209,053
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	120	118,990
		328,043

Total Corporate Bonds & Notes — 98.9%
(Cost: $153,397,277)		146,924,026

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	16,354	16,359,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	460	460,000
		16,819,194

Total Short-Term Investments — 11.3%
(Cost: $16,819,662)		16,819,194

Total Investments in Securities — 110.2%
(Cost: $170,216,939)		163,743,220

Other Assets, Less Liabilities — (10.2)%		(15,114,650)

Net Assets — 100.0%		$148,628,570

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,833,695	$3,527,106	(a)	$—	$(1,139)	$(468)	$16,359,194	16,354	$4,711	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	280,000	(a)	—	—	—	460,000	460	11		—
					$(1,139)	$(468)	$16,819,194		$4,722		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$146,924,026	$—	$146,924,026
Money Market Funds	16,819,194	—	—	16,819,194
	$16,819,194	$146,924,026	$—	$163,743,220